GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares (as applicable) of the

Goldman Sachs BRIC Fund (Brazil, Russia, India, China)

Goldman Sachs Emerging Markets Equity Fund

(the “Funds”)

Supplement dated June 10, 2013 to the

Prospectus and Statement of Additional Information both dated February 28, 2013

(the “Prospectus” and the “SAI”, respectively)

Effectively immediately, Gabriella Antici no longer serves as a portfolio manager for the Funds. Accordingly, all references to Ms. Antici in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

EMEUNLSTK 06-13